CONSOLIDATED STATEMENTS OF CASH FLOWS - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income / (loss)	$ (3,507)	$ 40,849	$ 177,974
Less: Net income from discontinued operations	0	(53,364)	(171,927)
Net income/(loss) from continuing operations	(3,507)	(12,515)	6,047
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Amortisation	363	363	363
Gain on disposal of a subsidiary	29	0	0
Changes in operating assets and liabilities:
Deposits, prepayment and other receivables	(696)	(70)	(310)
Other payables and accruals	228	565	(221)
Tax payables	779	729	2,435
Net cash provided by/(used in) continuing operations	(2,862)	(10,928)	8,314
Net cash provided by discontinued operations	0	11,987	17,168
Net cash provided by/(used in) operating activities	(2,862)	1,059	25,482
Investing activities
Net cash inflow from disposals of subsidiaries (net of cash disposed of HK$27 for the year 2020, HK$93 for the year 2019 and HK$49,666 for the year 2018)	29	325,413	350,655
Net cash provided by continuing operations	29	325,413	350,655
Net cash used in discontinued operations	0	0	(101,410)
Net cash provided by investing activities	29	325,413	249,245
Financing activity
Dividends paid	0	(413,761)	(403,669)
Net cash used in continuing operations	0	(413,761)	(403,669)
Net cash used in financing activity	0	(413,761)	(403,669)
Net decrease in cash and cash equivalents	(2,833)	(87,289)	(128,942)
Effect of exchange rate changes	0	0	6,674
Cash and cash equivalents, beginning of year	185,530	272,819	395,087
Cash and cash equivalents, end of year	182,697	185,530	272,819
Less: cash and cash equivalents from discontinued operations	0	0	(69)
Cash and cash equivalents, end of year from continuing operations	182,697	185,530	272,750
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income	1,118	3,297	3,082
Income taxes paid	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable	$ 0	$ 0	$ 165,506